Note 15.6 a)- Employees' Postretirement Benefits and Other Benefits, Funded status of the plans (Detail) (USD $) In Millions	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Defined- Benefits	Dec. 31, 2009 Defined- Benefits	Dec. 31, 2008 Defined- Benefits	Dec. 31, 2010 Variable Contribution [Member]	Dec. 31, 2009 Variable Contribution [Member]	Dec. 31, 2008 Variable Contribution [Member]	Dec. 31, 2010 Health Care Benefit [Member]	Dec. 31, 2009 Health Care Benefit [Member]	Dec. 31, 2008 Health Care Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year				$ 27,276	$ 16,041		$ 302	$ 128		$ 6,869	$ 4,225
Service cost				239	165		61	53		117	75
Interest cost				3,094	2,371		35	19		783	630
Plan change				0	0		0	0		0	0
Actuarial loss (gain)				2,292	3,403		28	42		480	575
Benefits paid		1,054	911	(1,052)	(909)		(2)	(2)		(309)	(236)
Variable contribution new pension plan				0	0		0	0		0	0
Other				(3)	(20)		0	1		0	0
Gain on translation				1,308	6,225		16	61		328	1,600
Benefit obligation at end of year				33,154	27,276		440	302		8,268	6,869
Change in plan assets:
Fair Value at the beginning of period	4,252	2,918		22,674	14,079		116	36		0	0
Actual return on plan assets				3,812	3,703		19	14		0	0
Company's contributions	540	460		460	327		0	23		309	236
Employees' contributions				219	179		0	23		0	0
Benefits paid - plan assets				(1,052)	(909)		(2)	(2)		(309)	(236)
Other				2	(5)		0	0		0	0
Gain on translation		150		1,088	5,300		4	21		0	0
Fair Value at the end of period		4,252	2,918	27,203	22,674		137	116		0	0
Funded status				(5,951)	(4,602)		(303)	(186)		(8,268)	(6,869)
Amounts recognized in the balance sheet consist of:
Current liabilities		782	694	(105)	(183)		(303)	(186)		(374)	(325)
Long-term liabilities				(5,846)	(4,419)		0	0		(7,894)	(6,544)
Total liabilities				(5,951)	(4,602)		(303)	(186)		(8,268)	(6,869)
Unrecognized net actuarial loss				3,047	2,200		62	29		590	101
Unrecognized prior service cost				275	82		127	62		19	20
Accumulated other comprehensive income				3,322	2,282	253	189	91	95,000	609	121	(404)
Net amount recognized				$ (2,629)	$ (2,320)		$ (114)	$ (95)		$ (7,659)	$ (6,748)